Organization and Business Description - Schedule of Direct or Indirect Interests Subsidiaries (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Ctrl Media Limited [Member]
Schedule of Direct or Indirect Interests Subsidiaries [Line Items]
Place and date of incorporation	Hong Kong June 6, 2014	Hong Kong June 6, 2014
Ownership	100.00%	100.00%
Principal activity	Principally engaged in one-stop game advertising	Principally engaged in one-stop game advertising
Ctrl Games Limited [Member]
Schedule of Direct or Indirect Interests Subsidiaries [Line Items]
Place and date of incorporation	Hong Kong December 16, 2024	Hong Kong December 16, 2024
Ownership	100.00%	100.00%
Principal activity	Principally engaged in game publishing	Principally engaged in game publishing
Ctrl Solutions Limited [Member]
Schedule of Direct or Indirect Interests Subsidiaries [Line Items]
Place and date of incorporation	Hong Kong December 16, 2024	Hong Kong December 16, 2024
Ownership	100.00%	100.00%
Principal activity	Principally engaged in advertising consulting	Principally engaged in advertising consulting
Tongjiang Group Limited [Member]
Schedule of Direct or Indirect Interests Subsidiaries [Line Items]
Place and date of incorporation	Hong Kong September 19, 2025
Ownership	100.00%
Principal activity	Principally engaged in consulting and trading